SIGNIFICANT ACCOUNTING POLICIES (Details 1) - PEN (S/) S/ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	S/ 23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	S/ 7,480,420	[1]		S/ 4,082,942	[1]
At fair value through profit or loss :
Addition: From investments available for sale		24,423,891	[1]		0
Closing balance under IFRS 9	5,613,356
At fair value through other comprehensive income (debt):
Closing balance under IFRS 9	22,181,733
At fair value through other comprehensive income (Designated equity instruments)	653,539				48,800
Available for sale:
Subtraction: Reclassification to investments at fair value through profit or loss	4,413,373
Closing balance under IFRS 9	0
Amortized cost:
Remeasurement: Expected loss (IFRS 9)		0		S/ 0
Closing balance under IFRS 9	4,411,637
Held-to-maturity:
Closing balance under IFRS 9	0
Loans, net	95,770,509
Financial assets designated at fair value through profit or loss	537,685
Premiums and other policies receivable	649,135
Accounts receivable from reinsurers and coinsurers	715,553
Due from customers on acceptances	532,034
Derivative receivables	701,826	701,826			766,317
Other assets	1,759,125	4,999,998	[1]		5,586,753	[1]
Total financial assets	164,228,539	S/ 32,862,001	[1]		S/ 32,863,118	[1]
Financial assets impaired [member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	0
Cash collateral, reverse repurchase agreements and securities borrowings	0
At fair value through other comprehensive income (debt):
At fair value through other comprehensive income (Designated equity instruments)	0
Amortized cost:
Remeasurement: Expected loss (IFRS 9)	(1,736)
Held-to-maturity:
Loans, net	(206,768)
Financial assets designated at fair value through profit or loss	0
Premiums and other policies receivable	(7,694)
Accounts receivable from reinsurers and coinsurers	(142)
Due from customers on acceptances	0
Derivative receivables	0
Other assets	0
Total financial assets	216,340
Change of category [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	0
Cash collateral, reverse repurchase agreements and securities borrowings	0
At fair value through profit or loss :
Addition: From investments available for sale	1,588,619
At fair value through other comprehensive income (debt):
Addition: From investments available for sale	22,181,733
At fair value through other comprehensive income (Designated equity instruments)	653,539
Available for sale:
Subtraction: Reclassification to investments at fair value through profit or loss	(1,588,619)
Subtraction: Reclassification to investments at fair value through other comprehensive income (debt)	(22,181,733)
Subtraction: Reclassification to investments at fair value through other comprehensive income (Designated - equity)	(653,539)
Held-to-maturity:
Subtraction: Reclassification to investments at amortized cost	(4,413,373)
Loans, net	0
Financial assets designated at fair value through profit or loss	0
Premiums and other policies receivable	0
Accounts receivable from reinsurers and coinsurers	0
Due from customers on acceptances	0
Derivative receivables	0
Other assets	0
Total financial assets	0
IAS 39 [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and due from banks	23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420
At fair value through profit or loss :
Opening balance under IAS 39	4,024,737
At fair value through other comprehensive income (debt):
Opening balance under IAS 39	0
At fair value through other comprehensive income (Designated equity instruments)	0
Available for sale:
Opening balance under IAS 39	24,423,891
Amortized cost:
Opening balance under IAS 39	0
Held-to-maturity:
Opening balance under IAS 39	4,413,373
Loans, net	95,977,277
Financial assets designated at fair value through profit or loss	537,685
Premiums and other policies receivable	656,829
Accounts receivable from reinsurers and coinsurers	715,695
Due from customers on acceptances	532,034
Derivative receivables	701,826
Other assets	1,759,125
Total financial assets	S/ 164,444,879

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).